TETON Westwood Mighty Mites Fund
Schedule of Investments—June 30, 2025 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS  — 99.3%
Aerospace and Defense  — 3.3%
70,000 Allient Inc. .......................................................... $ 2,541,700
35,000 Avio SpA ............................................................ 975,048
142,000 Innovative Solutions and Support Inc.† ........... 1,970,960
6,000 Kratos Defense & Security Solutions Inc.† ...... 278,700
57,500 Park Aerospace Corp. ........................................ 849,275
6,615,683
Agriculture  — 1.0%
205 J.G. Boswell Co. .................................................. 111,725
118,000 Limoneira Co. .................................................... 1,846,700
4,700 S&W Seed Co.† .................................................. 10,222
1,968,647
Automotive  — 1.6%
8,000 Rush Enterprises Inc., Cl. A .............................. 412,080
43,800 Rush Enterprises Inc., Cl. B ............................... 2,298,624
43,800 Wabash National Corp. ..................................... 465,594
3,176,298
Automotive: Parts and Accessories  — 3.1%
43,728 Commercial Vehicle Group Inc.† ...................... 72,588
16,000 Dana Inc. ............................................................ 274,400
45,000 Garrett Motion Inc. ............................................ 472,950
3,000 Modine Manufacturing Co.† ............................ 295,500
7,800 Motorcar Parts of America Inc.† ....................... 87,360
80,000 Puradyn Filter Technologies Inc.† .................... 8
32,500 Standard Motor Products Inc. .......................... 998,400
61,560 Strattec Security Corp.† ..................................... 3,829,648
20,500 Titan International Inc.† .................................... 210,535
6,241,389
Aviation: Parts and Services  — 6.0%
117,000 Astronics Corp.† ................................................ 3,917,160
23,896 Astronics Corp., Cl. B† ...................................... 781,447
86,500 Ducommun Inc.† ............................................... 7,147,495
11,846,102
Broadcasting  — 1.7%
2,500 Beasley Broadcast Group Inc., Cl. A† ............... 10,400
10,000 Corus Entertainment Inc., Cl. B† ...................... 735
30,280 Dish TV India Ltd., GDR† ................................. 3,028
236,740 Gray Media Inc. ................................................. 1,072,432
87,000 Gray Media Inc., Cl. A ....................................... 944,820
28,800 Sinclair Inc. ......................................................... 398,016
117,000 Townsquare Media Inc., Cl. A .......................... 925,470
3,354,901
Building and Construction  — 4.0%
59,059 Armstrong Flooring Inc.† .................................. 6
56,000 Gibraltar Industries Inc.† .................................. 3,304,000
4,700 Granite Construction Inc. .................................. 439,497
400 Herc Holdings Inc. ............................................. 52,676
7,500 INNOVATE Corp.† ............................................ 38,625
6,000 MYR Group Inc.† ............................................... 1,088,700
12,780 The Monarch Cement Co. ................................. 3,054,420
7,977,924
Business Services  — 1.3%
36,900 Du-Art Film Laboratories Inc., Non-
Voting†(a) ....................................................... 44,501
4,100 Du-Art Film Laboratories Inc., Voting†(a) ....... 4,945
3,000 ICF International Inc. ........................................ 254,130
29,000 OPENLANE Inc.† .............................................. 709,050
10,000 Pursuit Attractions and Hospitality Inc.† ........ 288,300
Shares
Market
Value
2,298,900 Trans-Lux Corp.† ............................................... $ 678,635
11,000 Willdan Group Inc.† .......................................... 687,610
2,667,171
Communications  — 0.2%
30,000 Ooma Inc.† ......................................................... 387,000
Communications Equipment  — 0.6%
50,000 Anterix Inc.† ....................................................... 1,282,500
Computer Software and Services  — 1.8%
40,000 3D Systems Corp.† ............................................. 61,600
511,000 Alithya Group Inc., Cl. A† ................................ 914,690
4,000 Cardlytics Inc.† .................................................. 6,580
45,000 DHI Group Inc.† ................................................ 133,650
8,000 Digi International Inc.† ..................................... 278,880
10,000 Materialise NV, ADR† ....................................... 56,500
108,000 Mitek Systems Inc.† ........................................... 1,069,200
8,000 Red Violet Inc. .................................................... 393,600
1,000 Tyler Technologies Inc.† .................................... 592,840
3,507,540
Consumer Products  — 2.4%
10,000 Acme United Corp. ............................................ 414,500
10,000 Bassett Furniture Industries Inc. ....................... 152,000
950,000 Goodbaby International Holdings Ltd. ........... 127,071
5,000 Johnson Outdoors Inc., Cl. A ............................ 151,350
149,000 Lifetime Brands Inc. .......................................... 759,900
244,000 Marine Products Corp. ...................................... 2,076,440
3,000 MarineMax Inc.† ................................................ 75,420
15,000 Oil-Dri Corp. of America .................................. 884,850
5,700 PC Group Inc.†(a) .............................................. 0
2,200,000 Playmates Holdings Ltd. ................................... 145,733
4,787,264
Consumer Services  — 0.5%
120,000 1-800-Flowers.com Inc., Cl. A† ......................... 590,400
63,400 Bowlin Travel Centers Inc.† .............................. 255,185
6,500 Matthews International Corp., Cl. A ................ 155,415
1,001,000
Diversified Industrial  — 12.7%
116,500 American Outdoor Brands Inc.† ....................... 1,217,425
112,000 Ampco-Pittsburgh Corp.† ................................. 331,520
153,000 Burnham Holdings Inc., Cl. A .......................... 3,672,000
15,500 Columbus McKinnon Corp. .............................. 236,685
124,791 Distribution Solutions Group Inc.† .................. 3,428,009
35,400 Graham Corp.† .................................................. 1,752,654
1,000 Griffon Corp. ...................................................... 72,370
15,000 Haulotte Group SA† .......................................... 42,760
400 Hyster-Yale Inc. .................................................. 15,912
149,837 L.B. Foster Co., Cl. A† ........................................ 3,276,935
4,700 MSA Safety Inc. .................................................. 787,391
327,000 Myers Industries Inc. ......................................... 4,738,230
157,000 Park-Ohio Holdings Corp. ................................ 2,804,020
19,100 RWC Inc.(a) ........................................................ 272,175
600 Standex International Corp. .............................. 93,888
13,000 Steel Partners Holdings LP† ............................. 514,150
119,500 Tredegar Corp.† ................................................. 1,051,600
98,500 Twin Disc Inc. .................................................... 869,755
6,700 Velan Inc. ............................................................ 72,326
25,249,805
Educational Services  — 0.2%
14,000 Universal Technical Institute Inc.† ................... 474,460

TETON Westwood Mighty Mites Fund
Schedule of Investments (Continued)—June 30, 2025 (Unaudited)

Shares
Market
Value
COMMON STOCKS (Continued)
Electronics  — 5.5%
62,000 Arlo Technologies Inc.† ..................................... $ 1,051,520
3,250 Badger Meter Inc. .............................................. 796,088
16,470 Bel Fuse Inc., Cl. A ............................................. 1,479,829
65,200 CTS Corp. ........................................................... 2,778,172
9,200 Daktronics Inc.† ................................................. 139,104
30,000 IMAX Corp.† ...................................................... 838,800
32,000 Kimball Electronics Inc.† ................................... 615,360
1,400 Mesa Laboratories Inc. ...................................... 131,908
1,690 Methode Electronics Inc. ................................... 16,072
4,000 Napco Security Technologies Inc. ..................... 118,760
29,000 Stoneridge Inc.† ................................................. 204,160
43,500 Ultra Clean Holdings Inc.† ............................... 981,795
110,200 Ultralife Corp.† .................................................. 989,596
30,035 Vishay Precision Group Inc.† ........................... 843,983
10,985,147
Energy and Utilities: Natural Gas  — 1.2%
97,130 RGC Resources Inc. ........................................... 2,173,769
3,200 Unitil Corp. ........................................................ 166,880
2,340,649
Energy and Utilities: Services  — 0.6%
173,000 Alvopetro Energy Ltd. ...................................... 794,015
20,000 Dawson Geophysical Co.† ................................ 29,200
58,000 RPC Inc. .............................................................. 274,340
6,500 Subsea 7 SA, ADR .............................................. 120,738
1,218,293
Energy and Utilities: Water  — 2.4%
31,320 Artesian Resources Corp., Cl. A ....................... 1,051,099
8,000 Cadiz Inc.† .......................................................... 23,920
20,060 California Water Service Group ....................... 912,329
32,500 Consolidated Water Co. Ltd. ............................ 975,650
28,000 Energy Recovery Inc.† ....................................... 357,840
5,000 Middlesex Water Co. ......................................... 270,900
36,160 The York Water Co. ............................................ 1,142,656
4,734,394
Entertainment  — 0.1%
1,000 Canterbury Park Holding Corp. ....................... 19,230
53,000 Sportech plc†(a) ................................................. 61,110
900 TKO Group Holdings Inc. ................................. 163,755
244,095
Environmental Control  — 0.6%
9,910 Casella Waste Systems Inc., Cl. A† ................... 1,143,416
Equipment and Supplies  — 5.6%
4,900 AZZ Inc. ............................................................. 462,952
92,690 Core Molding Technologies Inc.† ..................... 1,537,727
5,800 Federal Signal Corp. .......................................... 617,236
17,500 Interpump Group SpA ...................................... 728,503
34,200 Maezawa Kyuso Industries Co. Ltd. ................ 290,928
45,000 Pitney Bowes Inc. ............................................... 490,950
143,165 The Eastern Co. .................................................. 3,267,025
47,200 The Gorman-Rupp Co. ...................................... 1,733,184
15,500 The Manitowoc Co. Inc.† .................................. 186,310
86,000 Titan Machinery Inc.† ........................................ 1,703,660
32,500 TransAct Technologies Inc.† ............................. 117,325
11,135,800
Financial Services  — 13.9%
1,000 Ameris Bancorp ................................................. 64,700
19,000 Atlantic American Corp. ................................... 40,470
Shares
Market
Value
33,500 Atlantic Union Bankshares Corp. ..................... $ 1,047,880
5,660 Berkshire Hills Bancorp Inc. ............................. 141,726
2,000 Burke & Herbert Financial Services Corp. ....... 119,460
6,000 Cadence Bank .................................................... 191,880
71,500 Capital City Bank Group Inc. ........................... 2,813,525
2,500 Capitol Federal Financial Inc. ........................... 15,250
12,000 Citizens & Northern Corp. ................................ 227,280
4,500 ConnectOne Bancorp Inc. ................................. 104,220
19,115 Crazy Woman Creek Bancorp Inc. ................... 571,061
2,000 Eagle Bancorp Inc. ............................................. 38,960
98 Farmers & Merchants Bank of Long Beach ..... 540,960
37,800 Farmers National Banc Corp. ........................... 521,262
10,000 First Internet Bancorp ........................................ 269,000
163,000 Flushing Financial Corp. ................................... 1,936,440
71,000 FNB Corp. .......................................................... 1,035,180
21,000 FS Bancorp Inc. .................................................. 826,980
10 Guaranty Corp., Cl. A†(a) ................................. 27,500
14,000 Hanover Bancorp Inc. ........................................ 320,460
9,030 Hope Bancorp Inc. ............................................. 96,892
35,000 I3 Verticals Inc., Cl. A† ...................................... 961,800
16,000 KKR & Co. Inc. ................................................... 2,128,480
45,000 Legacy Housing Corp.† ..................................... 1,019,700
700 LendingTree Inc.† .............................................. 25,949
61,500 Medallion Financial Corp. ................................ 586,095
3,400 Northrim BanCorp Inc. ..................................... 317,084
6,000 Pacific Premier Bancorp Inc. ............................. 126,540
15,000 Primis Financial Corp. ....................................... 162,750
25,530 Renasant Corp. ................................................... 917,293
2,500 Seacoast Banking Corp. of Florida ................... 69,050
3,500 Security National Corp. ..................................... 581,018
55,400 Silvercrest Asset Management Group Inc.,
Cl. A ................................................................. 878,644
18,000 Southern First Bancshares Inc.† ........................ 684,540
4,300 Southside Bancshares Inc. ................................. 126,549
1,000 SouthState Corp. ................................................ 92,030
20,200 Sprott Inc. ........................................................... 1,396,311
56,000 Stellar Bancorp Inc. ............................................ 1,566,880
5,400 Thomasville Bancshares Inc. ............................. 432,000
4,400 Towne Bank ....................................................... 150,392
4,620 TrustCo Bank Corp. NY .................................... 154,400
7,400 United Bankshares Inc. ..................................... 269,582
43,200 Valley National Bancorp ................................... 385,776
31,300 Value Line Inc. ................................................... 1,225,395
33,280 Washington Trust Bancorp Inc. ........................ 941,158
59,000 Waterstone Financial Inc. .................................. 814,790
67,000 Western New England Bancorp Inc. ................ 618,410
80,000 Wright Investors' Service Holdings Inc.† ........ 14,400
27,598,102
Food and Beverage  — 4.0%
32,000 Andrew Peller Ltd., Cl. A .................................. 123,606
10,000 BellRing Brands Inc.† ........................................ 579,300
1,500 Bridgford Foods Corp.† .................................... 11,835
76,000 Calavo Growers Inc. .......................................... 2,020,840
103,000 Corby Spirit and Wine Ltd., Cl. A .................... 1,064,226
247,200 Crimson Wine Group Ltd.† .............................. 1,359,600
326,809 Farmer Brothers Co.† ........................................ 447,728
1,350 Hanover Foods Corp., Cl. A .............................. 64,800
450 Hanover Foods Corp., Cl. B .............................. 27,900
37,000 Iwatsuka Confectionery Co. Ltd. ...................... 761,043
500 J & J Snack Foods Corp. ..................................... 56,705
8,100 Lifeway Foods Inc.† ........................................... 199,665
25,000 Niagen Bioscience Inc.† ..................................... 360,250

TETON Westwood Mighty Mites Fund
Schedule of Investments (Continued)—June 30, 2025 (Unaudited)

Shares
Market
Value
COMMON STOCKS (Continued)
Food and Beverage (Continued)
2,200 Scheid Vineyards Inc., Cl. A† ............................ $ 9,020
4,000 T. Hasegawa Co. Ltd. ........................................ 81,664
235,200 Tingyi (Cayman Islands) Holding Corp. ......... 344,563
207,400 Vitasoy International Holdings Ltd. ................ 242,540
23,000 Willamette Valley Vineyards Inc.† .................... 126,960
7,882,245
Health Care  — 4.1%
43,500 Accuray Inc.† ..................................................... 59,595
4,500 Boiron SA ........................................................... 118,737
7,900 CareDx Inc.† ....................................................... 154,366
1,800 Collegium Pharmaceutical Inc.† ....................... 53,226
20,000 Electromed Inc.† ................................................ 439,800
52,200 Exelixis Inc.† ...................................................... 2,300,715
190,000 InfuSystem Holdings Inc.† ................................ 1,185,600
2,500 LeMaitre Vascular Inc. ....................................... 207,625
186,160 Neogen Corp.† ................................................... 889,845
53,100 NeoGenomics Inc.† ............................................ 388,161
5,000 Neuronetics Inc.† ............................................... 17,450
1,500 Omnicell Inc.† .................................................... 44,100
142,000 OPKO Health Inc.† ............................................ 187,440
13,000 Option Care Health Inc.† .................................. 422,240
18,200 Orthofix Medical Inc.† ....................................... 202,930
2,500 QuidelOrtho Corp.† .......................................... 72,050
900 STERIS plc .......................................................... 216,198
53,961 United-Guardian Inc. ........................................ 429,530
1,000 Utah Medical Products Inc. ............................... 56,920
1,200 Zealand Pharma A/S† ........................................ 67,202
75,000 Zimvie Inc.† ....................................................... 701,250
8,214,980
Hotels and Gaming  — 5.6%
8,500 Caesars Entertainment Inc.† ............................. 241,315
800 Churchill Downs Inc. ........................................ 80,800
1,191,819 Full House Resorts Inc.† .................................... 4,362,058
40,000 Gambling.com Group Ltd.† .............................. 475,600
20,000 Genius Sports Ltd.† ........................................... 208,000
98,000 Golden Entertainment Inc. ................................ 2,884,140
213,000 Inspired Entertainment Inc.† ............................ 1,740,210
69,000 The Marcus Corp. .............................................. 1,163,340
11,155,463
Machinery  — 3.8%
61,400 Astec Industries Inc. .......................................... 2,559,766
4,400 DMG Mori AG ................................................... 237,899
257,400 Gencor Industries Inc.† ..................................... 3,603,600
10,000 Stratasys Ltd.† .................................................... 114,700
8,700 Tennant Co. ........................................................ 674,076
2,300 The Middleby Corp.† ........................................ 331,200
7,521,241
Manufactured Housing and Recreational Vehicles  — 1.7%
300 Cavco Industries Inc.† ....................................... 130,329
800 Champion Homes Inc.† ..................................... 50,088
95,450 Nobility Homes Inc. .......................................... 2,696,462
20,000 Winnebago Industries Inc. ................................ 580,000
3,456,879
Metals and Mining  — 0.2%
17,200 OR Royalties Inc. ............................................... 442,078
400,000 Tanami Gold NL† .............................................. 16,586
458,664
Shares
Market
Value
Paper and Forest Products  — 0.0%
50 Keweenaw Land Association Ltd.† .................. $ 1,545
1,923 Magnera Corp.† ................................................. 23,230
24,775
Publishing  — 0.5%
10,000 DallasNews Corp.† ............................................ 43,000
16,000 Lee Enterprises Inc.† ......................................... 101,600
296,000 The E.W. Scripps Co., Cl. A† ............................. 870,240
1,014,840
Real Estate  — 2.6%
112,000 AmBase Corp.† .................................................. 33,040
116,700 Capital Properties Inc., Cl. A ............................ 1,202,010
28,000 DREAM Unlimited Corp., Cl. A ....................... 424,395
35,000 FRP Holdings Inc.† ............................................ 941,150
17,700 Gyrodyne LLC† ................................................. 153,105
161,500 Reading International Inc., Cl. A† .................... 216,410
75,030 Reading International Inc., Cl. B† ..................... 736,044
2,508 Royalty LLC†(a) ................................................. 319
84,000 Tejon Ranch Co.† ............................................... 1,424,640
15,000 Trinity Place Holdings Inc.† ............................. 750
5,131,863
Restaurants  — 2.9%
51,000 Denny's Corp.† .................................................. 209,100
50,397 Nathan's Famous Inc. ........................................ 5,572,900
5,782,000
Retail  — 1.2%
125,000 Arko Corp. ......................................................... 528,750
20,000 Big 5 Sporting Goods Corp. .............................. 28,400
23,000 Lands' End Inc.† ................................................ 246,330
57,100 Movado Group Inc. ........................................... 870,775
5,000 Natural Grocers by Vitamin Cottage Inc. ........ 196,250
65,500 Sportsman's Warehouse Holdings Inc.† .......... 225,975
7,700 Village Super Market Inc., Cl. A ....................... 296,450
2,392,930
Semiconductors  — 0.3%
65,484 SkyWater Technology Inc.† ............................... 644,363
Specialty Chemicals  — 1.4%
4,500 Hawkins Inc. ...................................................... 639,450
3,500 Minerals Technologies Inc. ................................ 192,745
86,800 Navigator Holdings Ltd. ................................... 1,228,220
66,900 The General Chemical Group Inc.†(a) ............. 0
188,285 Treatt plc ............................................................. 670,676
2,731,091
Telecommunications  — 0.7%
36,000 A10 Networks Inc. ............................................. 696,600
5,500 Frequency Electronics Inc. ................................ 124,905
2,306 NETGEAR Inc.† ................................................. 67,035
30,000 Nuvera Communications Inc.† ......................... 331,500
200 Preformed Line Products Co. ........................... 31,962
2,400 Shenandoah Telecommunications Co. ............. 32,784
1,284,786
TOTAL COMMON STOCKS ......................... 197,633,700
PREFERRED STOCKS  — 0.1%
Automotive: Parts and Accessories  — 0.1%
6,300 Jungheinrich AG ................................................ 296,547

TETON Westwood Mighty Mites Fund
Schedule of Investments (Continued)—June 30, 2025 (Unaudited)

__________
Shares
Market
Value
RIGHTS  — 0.0%
Energy and Utilities: Services  — 0.0%
85,500 Pineapple Energy Inc., CVR† ............................ $ 5,130
Health Care  — 0.0%
25,000 Paratek Pharmaceuticals Inc., CVR† ................ 500
Metals and Mining  — 0.0%
60,000 Pan American Silver Corp., CVR† .................... 14,700
TOTAL RIGHTS ............................................... 20,330
WARRANTS  — 0.0%
Diversified Industrial  — 0.0%
47,000 Ampco-Pittsburgh Corp., expire 08/01/25† ..... 893
Health Care  — 0.0%
8,737 Option Care Health Inc., Cl. A, expire
06/30/25† ......................................................... 25,774
8,737 Option Care Health Inc., Cl. B, expire
06/30/25† ......................................................... 14,591
40,365
TOTAL WARRANTS ....................................... 41,258
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 0.6%
$ 1,110,000 U.S. Treasury Bills,
4.243% to 4.259%††,
09/18/25 to 09/25/25 ........................................ 1,099,042
TOTAL INVESTMENTS — 100.0%
(Cost $119,531,305) ......................................... $ 199,090,877
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
GDR Global Depositary Receipt